UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12 /31
Date of reporting period:	9/30/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Variable Investment Fund, Appreciation Portfolio

September 30, 2010 (Unaudited)

Common Stocks--86.2%	Shares	Value ($)
Consumer Discretionary--9.1%
Christian Dior	65,500	8,561,414
McDonald's	160,900	11,988,659
McGraw-Hill	113,100	3,739,086
News, Cl. A	388,136	5,069,056
News, Cl. B	7,700	115,962
Target	159,700	8,534,368
		38,008,545
Consumer Staples--32.7%
Altria Group	488,100	11,724,162
Coca-Cola	472,600	27,656,552
Estee Lauder, Cl. A	41,200	2,605,076
Nestle, ADR	378,400	20,217,912
PepsiCo	162,900	10,823,076
Philip Morris International	488,100	27,343,362
Procter & Gamble	265,000	15,892,050
SYSCO	78,700	2,244,524
Wal-Mart Stores	96,600	5,170,032
Walgreen	339,300	11,366,550
Whole Foods Market	55,100 a	2,044,761
		137,088,057
Energy--15.3%
Chevron	197,900	16,039,795
ConocoPhillips	157,100	9,022,253
Exxon Mobil	306,364	18,930,232
Halliburton	78,700	2,602,609
Occidental Petroleum	110,100	8,620,830
Royal Dutch Shell, Cl. A, ADR	69,500 b	4,190,850
Total, ADR	94,400	4,871,040
		64,277,609
Financial--1.4%
Bank of America	180,816	2,370,498
JPMorgan Chase & Co.	97,300	3,704,211
		6,074,709
Health Care--9.7%
Abbott Laboratories	216,800	11,325,632
Becton Dickinson & Co.	16,000	1,185,600
Johnson & Johnson	274,900	17,032,804
Medtronic	60,200	2,021,516
Merck & Co.	140,200	5,160,762
Novo Nordisk, ADR	6,300	620,172
Roche Holding, ADR	100,700	3,436,891
		40,783,377
Industrial--2.9%
Caterpillar	39,400	3,099,992

General Electric	344,800	5,603,000
United Technologies	49,000	3,490,270
		12,193,262
Information Technology--12.4%
Apple	54,000 a	15,322,500
Automatic Data Processing	85,400	3,589,362
Cisco Systems	190,100 a	4,163,190
Intel	807,900	15,535,917
International Business Machines	15,000	2,012,100
Microsoft	169,000	4,138,810
QUALCOMM	70,800	3,194,496
Texas Instruments	148,300	4,024,862
		51,981,237
Materials--2.7%
Freeport-McMoRan Copper & Gold	20,500	1,750,495
Praxair	95,200	8,592,752
Rio Tinto, ADR	18,000	1,057,140
		11,400,387
Total Common Stocks
(cost $245,777,872)		361,807,183

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,335,000)	2,335,000 [c]	2,335,000

Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,862,463)	3,862,463 [c]	3,862,463

Total Investments (cost $251,975,335)	87.7%	368,004,646
Cash and Receivables (Net)	12.3%	51,539,022
Net Assets	100.0%	419,543,668

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was $3,771,765 and the market value of the collateral held by the fund was $3,862,463.
c Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $251,975,335.

Net unrealized appreciation on investments was $116,029,311 of which $133,095,757 related to appreciated investment securities and $17,066,446 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	32.7
Energy	15.3

Information Technology	12.4
Health Care	9.7
Consumer Discretionary	9.1
Industrial	2.9
Materials	2.7
Money Market Investments	1.5
Financial	1.4
87.7

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.  These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	318,851,764	-	-	318,851,764
Equity Securities - Foreign+	42,955,419	-	-	42,955,419
Mutual Funds	6,197,463	-	-	6,197,463

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices.  Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio
September 30, 2010 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Consumer Discretionary--27.8%
AFC Enterprises	37,120	a	460,288
American Axle & Manufacturing
Holdings	226,200	a	2,040,324
AnnTaylor Stores	68,520	a	1,386,845
ArvinMeritor	221,640	a	3,444,286
Bebe Stores	208,580		1,503,862
Belo, Cl. A	410,550	a	2,545,410
Brinker International	121,510		2,291,679
CBS, Cl. B	78,150		1,239,459
CDI	51,070		659,824
Dana Holding	205,640	a	2,533,485
Forrester Research	43,780	a	1,448,242
Furniture Brands International	278,043	a	1,495,871
HNI	31,350		901,626
ICF International	53,750	a	1,347,512
Interpublic Group of Cos.	410,510	a	4,117,415
Kelly Services, Cl. A	45,860	a	537,938
Liz Claiborne	629,930	a,b	3,829,974
Meritage Homes	83,540	a	1,639,055
Modine Manufacturing	218,810	a	2,837,966
Mohawk Industries	17,200	a	916,760
OfficeMax	127,160	a	1,664,524
Orient-Express Hotels, Cl. A	33,630	a	374,974
Saks	307,460	a,b	2,644,156
ScanSource	129,240	a	3,585,118
SFN Group	94,950	a	570,649
Steelcase, Cl. A	195,000		1,624,350
Wright Express	39,200	a	1,399,832
			49,041,424
Consumer Staples--3.3%
B&G Foods	112,810		1,231,885
Dole Food Company	187,730	b	1,717,729
Nash Finch	67,270		2,861,666
			5,811,280
Energy--5.2%
Comstock Resources	48,700	a	1,095,263
Gulfport Energy	71,390	a	988,038
Helix Energy Solutions Group	248,210	a	2,765,059
Key Energy Services	196,830	a	1,871,853
Matrix Service	75,330	a	659,137
PetroHawk Energy	25,810	a	416,573
Resolute Energy	120,140	a,b	1,328,748
			9,124,671
Financial--13.2%
CB Richard Ellis Group, Cl. A	236,010	a	4,314,263
FBR Capital Markets	507,380	a	1,593,173
First Midwest Bancorp	67,950		783,463
Glacier Bancorp	54,260		792,196
Huntington Bancshares	151,620		859,685
Janus Capital Group	255,330		2,795,864
Jones Lang LaSalle	20,280		1,749,555
PacWest Bancorp	45,360		864,562
Portfolio Recovery Associates	47,750	a,b	3,087,037
PrivateBancorp	225,180		2,564,800
TradeStation Group	245,820	a	1,617,496
Waddell & Reed Financial, Cl. A	28,240		772,646
Wilmington Trust	161,990		1,454,670
			23,249,410
Health Care--10.0%
Abraxis Bioscience	22,140	a	1,712,308
Align Technology	145,820	a,b	2,855,156
Emergent BioSolutions	245,759	a	4,241,800

Hanger Orthopedic Group	90,810 a	1,320,377
King Pharmaceuticals	442,960 a	4,411,882
Onyx Pharmaceuticals	50,020 a	1,319,528
Pain Therapeutics	301,925 a,b	1,865,896
		17,726,947
Industrial--17.4%
Actuant, Cl. A	176,710	4,057,262
Altra Holdings	134,980 a	1,988,255
Babcock and Wilcox	39,460 a	839,709
Columbus McKinnon	115,400 a	1,914,486
Con-way	113,010	3,502,180
Kaman	87,112	2,283,206
Lennox International	47,440	1,977,774
Myers Industries	130,760	1,123,228
Saia	80,520 a	1,202,164
Simpson Manufacturing	124,360 b	3,206,001
Sterling Construction	85,660 a	1,060,471
UAL	75,670 a,b	1,788,082
US Airways Group	84,250 a	779,313
UTi Worldwide	163,750	2,633,100
WESCO International	60,850 a	2,390,797
		30,746,028
Information Technology--14.6%
Blue Nile	49,610 a,b	2,207,149
Cadence Design Systems	220,190 a	1,680,050
DealerTrack Holdings	211,210 a	3,607,467
Encore Wire	65,060	1,334,381
MICROS Systems	75,950 a	3,214,964
Microsemi	168,840 a	2,895,606
Omnicell	146,920 a	1,921,714
Rovi	49,620 a	2,501,344
Sykes Enterprises	159,850 a	2,170,763
Take-Two Interactive Software	103,040 a	1,044,826
Terremark Worldwide	56,710 a	586,381
Vishay Intertechnology	157,980 a	1,529,246
Vishay Precision Group	28,242 a	440,858
Websense	41,100 a	729,114
		25,863,863
Telecommunications--3.1%
Cbeyond	91,370 a,b	1,172,277
General Communication, Cl. A	118,130 a	1,177,756
GeoEye	33,930 a	1,373,486
PAETEC Holding	442,850 a	1,820,114
		5,543,633
Utilities--4.9%
Great Plains Energy	115,340	2,179,926
PNM Resources	298,240	3,396,954
Portland General Electric	152,210	3,086,819
		8,663,699
Total Common Stocks
(cost $166,489,910)		175,770,955

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $967,000)	967,000 [c]	967,000
Investment of Cash Collateral for
Securities Loaned--9.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $16,405,673)	16,405,673 [c]	16,405,673
Total Investments (cost $183,862,583)	109.3%	193,143,628
Liabilities, Less Cash and Receivables	(9.3%)	(16,442,130)
Net Assets	100.0%	176,701,498

a	Non-income producing security.
b	Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was

$15,873,652 and the market value of the collateral held by the fund was $16,405,673.
c	Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $183,862,583. Net unrealized appreciation on investments was $9,281,045 of which $17,200,552 related to appreciated investment securities and $7,919,507 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	27.8
Industrial	17.4
Information Technology	14.6
Financial	13.2
Health Care	10.0
Money Market Investments	9.8
Energy	5.2
Utilities	4.9
Consumer Staples	3.3
Telecommunications	3.1
109.3

†	Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Equity Securities - Domestic+	172,762,881	-	-	172,762,881
Equity Securities - Domestic+	172,762,881	-	-	172,762,881
Equity Securities - Foreign+	3,008,074	-	-	3,008,074
Mutual Funds	17,372,673	-	-	17,372,673

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
September 30, 2010 (Unaudited)

Common Stocks--98.9%	Shares		Value ($)
Consumer Discretionary--15.4%
Abercrombie & Fitch, Cl. A	5,760	a	226,483
Amazon.com	6,810	b	1,069,579
Autoliv	6,550		427,911
Carnival	18,162		693,970
Dick's Sporting Goods	8,840	b	247,874
DIRECTV, Cl. A	10,760	b	447,939
Home Depot	11,194		354,626
Johnson Controls	25,510		778,055
Las Vegas Sands	11,420	b	397,987
Limited Brands	12,860		344,391
Macy's	20,800		480,272
Mattel	14,000		328,440
Netflix	2,200	a,b	356,752
Newell Rubbermaid	17,790		316,840
News, Cl. A	61,440		802,406
Nordstrom	13,210		491,412
Omnicom Group	37,110		1,465,103
Staples	34,470		721,112
Target	12,700		678,688
Time Warner	49,056		1,503,566
Toll Brothers	11,700	b	222,534
			12,355,940
Consumer Staples--9.8%
Clorox	8,660		578,142
Costco Wholesale	6,790		437,887
CVS Caremark	6,472		203,674
Dr. Pepper Snapple Group	6,790		241,181
Energizer Holdings	6,000	b	403,380
Estee Lauder, Cl. A	4,110		259,875
Kraft Foods, Cl. A	6,430		198,430
PepsiCo	36,490		2,424,396
Philip Morris International	42,595		2,386,172
Procter & Gamble	5,150		308,845
Whole Foods Market	10,460	a,b	388,171
			7,830,153
Energy--10.0%
Cameron International	8,200	b	352,272
ConocoPhillips	29,180		1,675,807
EOG Resources	3,060		284,488
Exxon Mobil	51,460		3,179,713
Halliburton	9,910		327,724
Occidental Petroleum	12,160		952,128
Schlumberger	19,660		1,211,253
			7,983,385

Exchange Traded Funds--.1%
iShares Russell 1000 Value Index
Fund	1,290		76,097

Financial--11.9%
American Express	16,080		675,842
Ameriprise Financial	7,430		351,662
Bank of America	90,080		1,180,949
Capital One Financial	4,610		182,325
Comerica	5,380		199,867
Fidelity National Financial, Cl. A	21,340		335,251
Franklin Resources	1,790		191,351
Goldman Sachs Group	3,330		481,451
JPMorgan Chase & Co.	45,956		1,749,545
Marsh & McLennan	7,990		192,719
MetLife	12,960		498,312
Morgan Stanley	13,850		341,818
People's United Financial	11,290		147,786
Prudential Financial	10,330		559,679
State Street	5,510		207,507
T. Rowe Price Group	8,270		414,038
Travelers	5,300		276,130
U.S. Bancorp	39,020		843,612
Wells Fargo & Co.	27,080		680,520
			9,510,364
Health Care--10.4%
Alexion Pharmaceuticals	4,200	b	270,312
Allergan	6,120		407,164
AmerisourceBergen	10,890		333,887
Amylin Pharmaceuticals	11,880	a,b	247,698
Cardinal Health	8,740		288,770
Celgene	6,340	b	365,247
Cerner	3,640	b	305,724
Edwards Lifesciences	3,920	b	262,836
Express Scripts	10,820	b	526,934
Hospira	5,090	b	290,181
Human Genome Sciences	9,230	b	274,962
Illumina	4,340	b	213,528
Johnson & Johnson	4,010		248,460
Merck & Co.	40,440		1,488,596
Pfizer	122,619		2,105,368
St. Jude Medical	7,770	b	305,672
Warner Chilcott, Cl. A	8,290		186,028
Zimmer Holdings	3,660	b	191,528
			8,312,895
Industrial--11.6%
Caterpillar	19,970		1,571,240
Cooper Industries	8,700		425,691
Cummins	6,270		567,937
Dover	16,930		883,915
Eaton	3,390		279,641
General Electric	115,590		1,878,337

Ingersoll-Rand	18,430		658,135
Norfolk Southern	8,070		480,246
Pitney Bowes	55,750		1,191,935
Rockwell Collins	5,950		346,588
United Technologies	13,450		958,044
			9,241,709
Information Technology--19.0%
Agilent Technologies	8,880	b	296,326
Akamai Technologies	7,090	b	355,776
Amphenol, Cl. A	9,130		447,187
AOL	9,709	b	240,298
Apple	8,243	b	2,338,951
BMC Software	10,690	b	432,731
Cisco Systems	23,440	b	513,336
Cree	7,850	b	426,176
Google, Cl. A	2,523	b	1,326,568
Hewlett-Packard	3,990		167,859
Informatica	12,780	b	490,880
International Business Machines	9,880		1,325,303
Microsoft	35,727		874,954
Motorola	45,640	b	389,309
NetApp	6,790	b	338,074
Oracle	43,960		1,180,326
QUALCOMM	37,880		1,709,146
Salesforce.com	3,660	b	409,188
Teradata	12,680	b	488,941
Trimble Navigation	12,240	b	428,890
Visa, Cl. A	7,600		564,376
VMware, Cl. A	5,140	b	436,592
			15,181,187
Materials--4.5%
Air Products & Chemicals	11,640		964,025
Crown Holdings	8,100	b	232,146
Dow Chemical	10,800		296,568
Freeport-McMoRan Copper & Gold	12,847		1,097,005
Mosaic	7,380		433,649
Packaging Corp. of America	24,530		568,360
			3,591,753
Telecommunication Services--5.5%
AT & T	46,770		1,337,622
Verizon Communications	12,460		406,071
Vodafone Group, ADR	57,280		1,421,117
Windstream	100,800	a	1,238,832
			4,403,642
Utilities--.7%
Entergy	4,940		378,058
Questar	10,930	c	191,603
			569,661
Total Common Stocks
(cost $70,933,994)			79,056,786

Other Investment--.9%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $663,000)	663,000 [d]	663,000

Investment of Cash Collateral for
Securities Loaned--2.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,098,229)	2,098,229 [d]	2,098,229

Total Investments (cost $73,695,223)	102.4%	81,818,015
Liabilities, Less Cash and Receivables	(2.4%)	(1,885,564)
Net Assets	100.0%	79,932,451

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was $1,899,837 and the market value of the collateral held by the fund was $2,098,229.
b Non-income producing security.
c Held by a broker as collateral for open financial options positions.
d Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $73,695,223.

Net unrealized appreciation on investments was $8,121,048 of which $10,102,107 related to appreciated investment securities and $1,981,059 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.0
Consumer Discretionary	15.4
Financial	11.9
Industrial	11.6
Health Care	10.4
Energy	10.0
Consumer Staples	9.8
Telecommunication Services	5.5
Materials	4.5
Money Market Investments	3.5
Utilities	.7
Exchange Traded Funds	.1
102.4
† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
September 30, 2010 (Unaudited)

	Contracts		Value ($)
Call Options
Questar,
January 2011 @ 19
(Premiums received $2,616)	109	a	(4,360)

a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	77,131,661	-	-	77,131,661
Equity Securities - Foreign+	1,849,028	-	-	1,849,028
Mutual Funds/Exchange Traded Funds	2,837,326	-	-	2,837,326
Liabilities ($)
Other Financial Instruments:
Options Written	(4,360)	-	-	(4,360)

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Options traded over-thecounter are valued at the mean between the bid and asked price.  Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2010 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Australia--6.6%
AMP	104,228	514,788
MacArthur Coal	36,799	417,213
Newcrest Mining	27,320	1,047,529
QBE Insurance Group	36,918	615,889
Santos	41,354	512,024
White Energy	183,992 a	693,565
		3,801,008
Belgium--1.2%
Anheuser-Busch InBev	11,952	703,068
Brazil--4.8%
Banco Santander Brasil, ADS	56,318	775,499
Hypermarcas	44,131 a	685,700
Natura Cosmeticos	21,140	568,481
Rossi Residencial	41,473	397,082
Tele Norte Leste Participacoes, ADR	26,013	366,263
		2,793,025
Canada--3.6%
Barrick Gold	12,273	567,189
Potash Corporation of Saskatchewan	6,639	951,682
Yamana Gold	52,365	596,988
		2,115,859
China--1.9%
Mindray Medical International, ADR	11,742	347,211
Sands China	414,800	748,461
		1,095,672
France--5.9%
Air Liquide	4,068	496,286
BNP Paribas	16,408	1,166,951
L'Oreal	4,699	528,360
Thales	13,620	497,795
Total	14,475	746,009

		3,435,401
Germany--2.9%
Bayer	12,526	873,442
Fresenius Medical Care & Co.	6,955	429,556
K+S	6,110	365,789
		1,668,787
Hong Kong--5.8%
Belle International Holdings	238,000	477,911
GOME Electrical Appliances Holdings	1,220,000 a	367,941
Hongkong Land Holdings	85,000	527,850
Huabao International Holdings	300,000	467,853
Jardine Matheson Holdings	16,400	740,296
Man Wah Holdings	368,800	443,006
New World Development	183,000	368,885
		3,393,742
Japan--21.7%
Asahi Breweries	37,400	748,179
Canon	14,500	676,539
Canon Marketing Japan	28,000	385,386
Fast Retailing	3,500	493,052
Fuji Machine Manufacturing	34,900	520,908
INPEX	114	536,679
JFE Holdings	15,700	480,140
Lawson	14,600	668,963
Makita	14,000	443,915
Mitsubishi	32,000	759,367
Nintendo	2,800	699,665
Nissan Motor	85,800	749,260
Nomura Holdings	188,800	913,694
Santen Pharmaceutical	14,700	509,076
Secom	3,000	135,482
Sony	21,700	670,912
SUMCO	24,616 a	383,925
Sumitomo Mitsui Financial Group	18,000	524,389
Toshiba	79,000	382,319
Towa Pharmaceutical	13,200	743,963
Toyota Motor	33,100	1,188,713

		12,614,526
Luxembourg--1.9%
ArcelorMittal	20,133	663,104
Millicom International Cellular, SDR	4,356	415,543
		1,078,647
Norway--.8%
DnB NOR	34,924	475,360
Poland--.8%
Telekomunikacja Polska	77,228	477,685
Singapore--2.0%
DBS Group Holdings	66,500	711,976
Straits Asia Resources	267,000	446,658
		1,158,634
South Africa--1.0%
Gold Fields	12,808	194,043
MTN Group	19,886	359,476
		553,519
Spain--2.5%
Acciona	4,008	338,544
Amadeus IT Holding, Cl. A	21,328 a	392,373
Telefonica	27,926	691,545
		1,422,462
Switzerland--14.5%
ABB	36,583 a	771,011
Actelion	9,826 a	393,680
Bank Sarasin & Cie, Cl. B	12,857	497,192
Lonza Group	3,605	307,983
Nestle	24,359	1,297,709
Novartis	18,705	1,072,637
Roche Holding	10,009	1,366,924
Syngenta	2,833	704,034
Transocean	9,118 a	590,608
UBS	41,164 a	698,739
Zurich Financial Services	2,921	684,584
		8,385,101
Thailand--3.2%
Bangkok Bank	113,700	605,026

Bank of Ayudhya	1,045,900	870,147
PTT	38,800	379,690
		1,854,863
United Kingdom--18.4%
Anglo American	27,218	1,079,818
Associated British Foods	20,963	345,443
BAE Systems	115,881	623,112
BG Group	25,749	452,422
BHP Billiton	42,748	1,359,840
BowLeven	201,393 a	567,879
British American Tobacco	23,451	874,743
Bunzl	29,200	348,154
Cable & Wireless Communications	495,795	441,993
Cable & Wireless Worldwide	317,980	367,392
Carnival	11,254	442,325
GlaxoSmithKline	41,558	818,978
HSBC Holdings	59,560	603,478
ICAP	80,774	547,519
Lloyds Banking Group	480,678 a	559,676
Standard Chartered	17,662	506,626
Vodafone Group	296,567	731,890
		10,671,288
Total Common Stocks
(cost $50,873,562)		57,698,647

Preferred Stocks--.9%
Brazil
Petroleo Brasileiro
(cost $510,977)	31,378	506,091

Total Investments (cost $51,384,539)	100.4%	58,204,738
Liabilities, Less Cash and Receivables	(.4%)	(233,830)
Net Assets	100.0%	57,970,908

ADR - American Depository Receipts
ADS - American Depository Shares
SDR - Swedish Depository Receipts

a Non-income producing security.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $51,384,539. Net unrealized appreciation on investments was $6,820,199 of which $9,308,414 related to appreciated investment securities and $2,488,215 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.1
Materials	20.2
Consumer Goods	17.8
Health Care	9.8
Industrial	8.8
Oil & Gas	7.4
Telecommunications	6.6
Consumer Services	5.5
Technology	3.2
100.4
† Based on net assets.

At September 30, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 11/12/2010	928,189	766,218	892,330	126,112
British Pound,
Expiring 10/15/2010	1,128,000	1,769,995	1,771,779	1,784
British Pound,
Expiring 1/14/2011	349,575	548,533	548,736	203
Japanese Yen,
Expiring 10/5/2010	19,077,425	228,940	228,527	(413)
Japanese Yen,
Expiring 10/15/2010	55,494,000	655,144	664,844	9,700
Japanese Yen,
Expiring 11/12/2010	68,184,000	804,958	817,103	12,145
Japanese Yen,
Expiring 1/14/2011	47,796,000	567,885	573,293	5,408
Singapore Dollar,
Expiring 10/15/2010	800,878	573,571	608,954	35,383
Singapore Dollar,
Expiring 10/15/2010	817,912	587,095	621,906	34,811
Singapore Dollar,
Expiring 10/15/2010	1,508,486	1,078,916	1,146,990	68,074
Swiss Franc,
Expiring 10/4/2010	31,054	31,795	31,603	(192)

Sales:		Proceeds($)
Austrailian Dollar,
Expiring 11/12/2010	918,848	804,958	883,350	(78,392)
British Pound,
Expiring 10/1/2010	7,926	12,545	12,451	94
British Pound,
Expiring 10/15/2010	376,000	573,572	590,593	(17,021)
British Pound,
Expiring 10/15/2010	752,000	1,078,916	1,181,186	(102,270)

British Pound,
Expiring 1/14/2011	368,100	567,885	577,816	(9,931)
Euro,
Expiring 10/1/2010	297	405	405	--
Japanese Yen,
Expiring 10/15/2010	55,494,000	587,095	664,844	(77,749)
Japanese Yen,
Expiring 11/12/2010	68,184,000	766,218	817,104	(50,886)
Japanese Yen,
Expiring 1/14/2011	47,796,000	548,533	573,293	(24,760)
Singapore Dollar,
Expiring 10/1/2010	6,713	5,076	5,104	(28)
Singapore Dollar,
Expiring 10/15/2010	2,413,807	1,769,995	1,835,358	(65,363)
Singapore Dollar,
Expiring 10/15/2010	891,986	655,144	678,229	(23,085)
South African Rand,
Expiring 10/5/2010	2,719,292	389,939	390,128	(189)
South African Rand,
Expiring 10/6/2010	1,641,520	235,318	235,504	(186)

Gross Unrealized Appreciation				293,714
Gross Unrealized Depreciation				(450,465)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	58,204,738	-	-	58,204,738
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	293,714	-	293,714
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(450,465)	-	(450,465)
+ See Statement of Investments for country and industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to

U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2010 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Australia--4.5%
BlueScope Steel	153,880	327,211
Foster's Group	79,950	473,699
Insurance Australia Group	73,931	260,107
National Australia Bank	52,911	1,295,913
Nufarm	168,813 a	589,029
Primary Health Care	170,560	580,287
QBE Insurance Group	62,660	1,045,333
		4,571,579
Brazil--1.0%
Petroleo Brasileiro, ADR	16,380	594,103
Tele Norte Leste Participacoes, ADR	27,910	392,973
		987,076
China--1.3%
China Railway Group, Cl. H	453,000	354,980
Guangzhou Automobile Group, Cl. H	188,272	324,186
PetroChina, ADR	5,260	612,369
		1,291,535
Finland--2.3%
Nokia	215,430	2,164,462
UPM-Kymmene	10,728	183,836
		2,348,298
France--13.2%
Alstom	20,990	1,070,761
Carrefour	16,200	870,468
Credit Agricole	46,599	728,328
Danone	11,710	700,407
France Telecom	52,160	1,127,050
GDF Suez	36,624	1,311,103
Lagardere	8,810	344,154
Peugeot	12,500 a	420,308
Sanofi-Aventis	32,264	2,149,716

Societe Generale	24,660	1,420,352
Total	44,480	2,292,399
Vivendi	38,984	1,065,558
		13,500,604
Germany--6.4%
Allianz	5,810	656,609
Bayer	9,990	696,606
Celesio	21,120	459,518
Daimler	7,534 a	477,179
Deutsche Lufthansa	30,380 a	558,489
Deutsche Telekom	25,280	345,836
E.ON	46,680	1,376,460
Muenchener Rueckversicherungs	6,180	855,970
RWE	7,627	515,197
Siemens	6,130	647,062
		6,588,926
Hong Kong--3.5%
China Mobile, ADR	10,660	545,046
Esprit Holdings	152,510	827,529
Hang Seng Bank	108,900	1,601,460
Hutchison Whampoa	69,900	652,256
		3,626,291
Israel--.7%
Teva Pharmaceutical Industries, ADR	12,960	683,640
Italy--4.4%
Banco Popolare	51,300	307,014
Buzzi Unicem	32,460	342,947
ENI	23,735	512,208
Finmeccanica	90,516	1,075,397
Parmalat	163,340	419,072
Saras	694,310 a	1,368,667
Unipol Gruppo Finanziario	711,707	517,621
		4,542,926
Japan--24.3%
Astellas Pharma	13,600	491,183
Bridgestone	35,600	648,630
Chuo Mitsui Trust Holdings	330,240	1,095,789

COCA-COLA WEST	12,100	204,082
Credit Saison	32,700	437,149
Daiwa House Industry	82,490	830,038
East Japan Railway	16,500	996,167
INPEX	152	715,573
Kao	18,000	438,572
KDDI	250	1,196,394
Matsumotokiyoshi Holdings	43,300	779,068
Medipal Holdings	29,700	377,476
Mitsubishi Gas Chemical	101,000	586,787
Mitsubishi UFJ Financial Group	286,700	1,335,964
Murata Manufacturing	5,160	271,969
NEC	135,000	359,008
Nintendo	1,270	317,348
Nippon Express	59,000	224,042
Nomura Holdings	113,200	547,829
Nomura Research Institute	30,700	577,004
Panasonic	52,800	715,343
Rengo	73,000	471,334
Ricoh	28,700	404,647
Ryohin Keikaku	21,500	721,131
Sankyo	6,600	349,449
Secom	15,300	690,956
Seven & I Holdings	50,800	1,190,283
Shimachu	30,000	577,144
Shimizu	160,000	592,238
Shin-Etsu Chemical	11,860	577,514
Sumitomo Mitsui Financial Group	41,100	1,197,355
Taiyo Nippon Sanso	60,000	510,302
Tokyo Electron	9,800	491,291
Tokyo Steel Manufacturing	69,700	822,406
Toyoda Gosei	29,400	648,011
Toyota Motor	35,500	1,274,904
Trend Micro	7,500	223,796
Ushio	26,300	442,639
Yamada Denki	3,160	196,080
Yamato Holdings	34,600	418,615

		24,945,510
Netherlands--2.9%
Aegon	106,654 a	639,017
European Aeronautic Defence and Space	25,180 a	628,007
Royal Dutch Shell, Cl. A	56,496	1,709,036
		2,976,060
Norway--.9%
Norsk Hydro	155,156	936,558
Russia--.6%
Gazprom, ADR	29,880	627,181
Singapore--2.3%
DBS Group Holdings	158,453	1,696,463
United Overseas Bank	45,121	628,558
		2,325,021
South Africa--.9%
MTN Group	38,980	704,635
Standard Bank Group	12,520	199,379
		904,014
South Korea--1.9%
KB Financial Group, ADR	10,149	435,088
Korea Electric Power, ADR	22,520 a	291,184
KT, ADR	10,420	213,193
LG Electronics	3,056	257,559
Samsung Electronics	665	453,151
SK Telecom, ADR	19,280	336,822
		1,986,997
Spain--1.3%
Gamesa Corp Tecnologica	84,679 a	592,778
Iberdrola	94,952	730,450
		1,323,228
Sweden--1.5%
Investor, Cl. B	36,930	750,067
Telefonaktiebolaget LM Ericsson, Cl. B	68,860	755,990
		1,506,057
Switzerland--5.2%
Clariant	27,585 a	403,395
Novartis	40,999	2,351,085

Roche Holding	11,840	1,616,983
UBS	59,204 a	1,004,959
		5,376,422
Taiwan--.4%
United Microelectronics	1,026,120	454,900
United Kingdom--17.3%
Anglo American	37,542	1,489,401
BAE Systems	156,488	841,463
BP	208,758	1,402,914
Drax Group	80,930	487,299
GlaxoSmithKline	88,883	1,751,606
Home Retail Group	208,140	673,550
HSBC Holdings	256,850	2,602,473
Lonmin	10,200 a	267,426
QinetiQ Group	239,850	406,168
Reed Elsevier	60,051	507,516
Resolution	298,467	1,148,707
Rexam	131,204	632,750
Royal Dutch Shell, Cl. A	43,978	1,323,665
Tesco	89,930	598,987
Unilever	59,097	1,709,095
Vodafone Group	551,296	1,360,530
Wellstream Holdings	42,570	511,578
		17,715,128
Total Common Stocks
(cost $106,746,431)		99,217,951

Other Investment--2.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,110,000)	2,110,000 [b]	2,110,000

Total Investments (cost $108,856,431)	98.9%	101,327,951
Cash and Receivables (Net)	1.1%	1,152,772
Net Assets	100.0%	102,480,723

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $108,856,431. Net unrealized depreciation on investments was $7,528,480 of which $7,457,277 related to appreciated investment securities and $14,985,757 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.7
Energy	11.4
Health Care	10.9
Industrial	10.2
Consumer Discretionary	9.3
Materials	7.9
Consumer Staples	7.4
Information Technology	6.3
Telecommunication Services	6.1
Utilities	4.6
Money Market Investment	2.1
98.9
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	99,217,951	-	-	99,217,951
Mutual Funds	2,110,000	-	-	2,110,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	249	-	249
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,057)	-	(1,057)

+ See Statement of Investments for country and industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

At September 30, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring 10/1/2010	74,491	117,770	117,017	(753)
British Pound,
Expiring 10/4/2010	92,260	145,088	144,931	(157)
Japanese Yen,
Expiring 10/1/2010	1,319,071	15,767	15,801	34
Japanese Yen,
Expiring 10/4/2010	4,629,273	55,460	55,453	(7)
Swiss Franc,
Expiring 10/4/2010	23,447	24,001	23,861	(140)

Sales:		Proceeds ($)
Australian Dollar,
Expiring 10/1/2010	71,238	69,065	68,855	210
Euro,
Expiring 10/4/2010	115,916	158,028	158,023	5

Gross Unrealized Appreciation				249
Gross Unrealized Depreciation				(1,057)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to

U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
September 30, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--13.5%	Principal Amount ($)	Value ($)
Banco Bilbao Vizcaya Argentaria (Yankee)
0.42%, 12/3/10	10,000,000 a	10,000,000
Citibank N.A.
0.40%, 2/9/11	10,000,000	10,000,000
State Street Bank and Trust Co.
0.70%, 1/12/11	10,000,000	10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $30,000,000)		30,000,000
Commercial Paper--17.1%
Fortis Funding LLC
0.30%, 12/2/10	10,000,000 a	9,994,833
JPMorgan Chase & Co.
0.35%, 2/1/11	10,000,000	9,988,042
Nordea North America Inc.
0.38%, 1/28/11	10,000,000	9,987,439
Societe Generale N.A. Inc.
0.64%, 10/4/10	8,000,000	7,999,573
Total Commercial Paper
(cost $37,969,887)		37,969,887
Asset-Backed Commercial Paper--25.3%
Amsterdam Funding Corp.
0.50%, 10/5/10	10,000,000 a	9,999,444
Cancara Asset Securitization
0.51%, 10/18/10	10,000,000 a	9,997,592
CHARTA
0.41%, 2/22/11	10,000,000 a	9,983,600
CIESCO LLC
0.55%, 2/3/11	6,000,000 a	5,988,542
Victory Receivables Corp.
0.25%, 10/18/10	10,000,000 a	9,998,820
Windmill Funding Corp.

0.50%, 10/5/10	10,000,000 a	9,999,444
Total Asset-Backed Commercial Paper
(cost $55,967,442)		55,967,442
U.S. Government Agency--4.5%
Straight-A Funding LLC
0.24%, 11/17/10
(cost $9,996,867)	10,000,000 [a]	9,996,867
Repurchase Agreements--39.4%
Barclays Capital, Inc.
0.20%, dated 9/30/10, due 10/1/10 in the amount of
$17,000,094 (fully collateralized by $15,626,100 U.S.
Treasury Notes, 3.50%, due 2/15/18, value $17,340,049)	17,000,000	17,000,000
Deutsche Bank Securities Inc.
0.24%, dated 9/30/10, due 10/1/10 in the amount of
$30,000,200 (fully collateralized by $30,112,000
Federal National Mortgage Association, 1.25%, due
6/22/12, value $30,600,199)	30,000,000	30,000,000
RBC Capital Markets
0.325%, dated 9/30/10, due 10/1/10 in the amount of
$10,000,090 (fully collateralized by $327,128,261
Corporate Notes, 0%, due 5/25/36-8/25/45,
value $10,300,000)	10,000,000	10,000,000
TD Securities (USA) LLC
0.22%, dated 9/30/10, due 10/1/10 in the amount of
$30,000,183 (fully collateralized by $30,348,800 U.S.
Treasury Notes, 0.75%, due 5/31/12, value $30,600,088)	30,000,000	30,000,000
Total Repurchase Agreements
(cost $87,000,000)		87,000,000
Total Investments (cost $220,934,196)	99.8%	220,934,196
Cash and Receivables (Net)	.2%	530,363
Net Assets	100.0%	221,464,559

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to $85,959,142 or 38.8% of net assets.

At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	220,934,196
Level 3 - Significant Unobservable Inputs	-
Total	220,934,196

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--112.6%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.1%
Lamar Media,
Gtd. Notes	6.63	8/15/15	131,000	134,766
Aerospace & Defense--.1%
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	185,000	189,625
Agriculture--.3%
Altria Group,
Gtd. Notes	9.70	11/10/18	280,000	379,579
Asset-Backed Ctfs./Auto Receivables--3.4%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	440,000 a	455,580
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	205,000	206,016
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	155,000	163,208
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	250,166 a	240,788
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	110,000	114,271
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	265,000	271,207
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	705,000	704,944
Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. C	4.49	9/16/13	300,000 a	300,379
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	215,000	223,883
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	575,000 a	607,039
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	335,000 a	350,921
JPMorgan Auto Receivables Trust,

Ser. 2008-A, Cl. CFTS	5.22	7/15/15	151,612	a	149,516
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	150,000		150,407
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	610,000		617,765
					4,555,924
Asset-Backed Ctfs./Home Equity Loans--1.1%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	381,937	b	394,843
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	230,006	b	232,807
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.69	5/25/35	69,775	b	69,570
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.66	3/25/35	178,665	b	175,958
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.71	7/25/35	74,971	b	74,645
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.31	10/25/36	109,773	b	105,849
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.39	1/25/36	36,131	b	35,676
Morgan Stanley ABS Capital I,
Ser. 2004-NC1, Cl. M2	2.58	12/27/33	137,172	b	104,357
Park Place Securities,
Ser. 2004-WCW1, Cl. M1	0.89	9/25/34	128,488	b	126,829
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.52	11/25/35	182,260	b	178,764
					1,499,298
Asset-Backed Ctfs./Manufactured Housing--.0%
Conseco Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	8,024		8,039
Automotive, Trucks & Parts--.3%
Lear,
Gtd. Bonds	7.88	3/15/18	245,000		260,925
Lear,
Gtd. Notes	8.13	3/15/20	130,000	c	139,588
					400,513
Banks--5.8%
Bank of America,

Sr. Unscd. Notes	5.63	7/1/20	630,000		666,973
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	880,000		1,126,514
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	155,000		160,674
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,000,000		1,073,477
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	260,000		284,098
Citigroup,
Unscd. Notes	8.50	5/22/19	120,000		148,598
Credit Suisse,
Sub. Notes	5.40	1/14/20	495,000		529,013
Discover Bank,
Sub. Notes	7.00	4/15/20	250,000		272,443
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	460,000		526,098
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	275,000	b	267,013
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	320,000		344,814
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	340,000		350,104
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	620,000		640,150
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	315,000		332,793
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	1,215,000	b	1,266,638
					7,989,400
Building Materials--.3%
Masco,
Sr. Unscd. Bonds	7.13	3/15/20	345,000		354,029
Chemicals--.3%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	315,000		398,385
Coal--.2%
Consol Energy,
Gtd. Notes	8.00	4/1/17	175,000	a	190,313
Consol Energy,

Gtd. Notes	8.25	4/1/20	120,000	a	131,700
					322,013
Commercial & Professional Services--.3%
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	355,000		385,619
Commercial Mortgage Pass-Through Ctfs.--8.7%
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	495,000		527,274
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR3,
Cl. A4	4.72	2/11/41	645,000		689,953
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-T14,
Cl. A4	5.20	1/12/41	680,000	b	736,668
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	565,000	b	619,289
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	800,000	b	889,109
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	430,000	b	474,918
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	0.45	5/15/23	339,632	a,b	325,880
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.30	7/15/36	50,729		50,693
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	379,461	b	400,563
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	167,304		169,471
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A4	4.89	3/10/40	665,000		716,106
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	0.51	3/6/20	1,065,000	a,b	976,887

GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	0.70	3/6/20	395,000	a,b	352,005
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	1.31	3/6/20	225,000	a,b	187,836
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	185,190		185,190
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	725,000		751,934
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2010-CNTR, Cl. C	5.51	8/5/32	390,000	a	390,543
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	115,000	a	137,521
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	655,000	a,b	758,652
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A2	4.44	11/12/35	122,908		122,803
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	132,947	b	133,177
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.39	11/12/37	87,830	b	88,319
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A3	5.40	7/12/34	48,579		48,563
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A4	5.38	11/14/42	245,000	b	270,669
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.80	6/11/42	960,000	b	1,066,481
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.79	4/15/24	125,000	a,b	133,412
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.04	8/15/39	325,000	b	363,714
Vornado,
Ser. 2010-VN0, Cl. C	5.28	9/13/28	220,000	a	226,792
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	111,144		113,135
					11,907,557

Diversified Financial Services--5.5%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	575,000		674,762
Ameriprise Financial,
Sr. Unscd. Notes	7.30	6/28/19	270,000		335,212
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	233,000	b	233,583
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	390,000		503,265
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	299,000		383,633
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	98,000	a	109,891
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	500,000	a	582,112
Ford Motor Credit,
Sr. Unscd. Notes	6.63	8/15/17	500,000		533,454
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	775,000		877,123
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	475,000	a	543,875
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	655,000		728,167
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	155,000	a	191,571
Invesco,
Gtd. Notes	5.38	2/27/13	250,000		266,730
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	205,000		188,795
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000		766,380
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	430,000	a	497,562
					7,416,115
Diversified Manufacturing--.2%
Bombardier,
Sr. Notes	7.75	3/15/20	195,000	a	211,575
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	75,000	a,c	78,656
					290,231

Electric Utilities--3.1%
AES,
Sr. Unscd. Notes	7.75	3/1/14	100,000		107,500
AES,
Sr. Unscd. Notes	7.75	10/15/15	420,000		451,500
AES,
Sr. Unscd. Notes	8.00	10/15/17	270,000		292,950
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	500,000		555,938
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000		465,204
Consumers Energy,
First Mortgage Bonds, Ser. O	5.00	2/15/12	655,000		689,051
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	313,000		369,950
Nevada Power,
Mortgage Notes	6.50	8/1/18	305,000		369,632
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000		323,369
NiSource Finance,
Gtd. Notes	5.25	9/15/17	375,000		410,715
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000		156,494
					4,192,303
Environmental Control--.5%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	115,000		123,337
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	210,000		253,898
Waste Management,
Gtd. Notes	7.38	5/15/29	200,000		246,941
					624,176
Food & Beverages--.8%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	390,000	a	560,362
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	305,000		360,139
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	203,000		204,269
					1,124,770

Foreign/Governmental--2.3%
Banco Nacional de Desenvolvimento
Economico e Social, Notes	5.50	7/12/20	220,000	a	238,425
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	305,000		345,887
Republic of Chile,
Notes	5.50	8/5/20	350,500,000	d	768,919
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	110,000		140,617
Republic of Peru,
Sr. Unscd. Bonds	6.55	3/14/37	630,000		767,025
Republic of Philippines,
Sr. Unscd. Notes	4.95	1/15/21	5,000,000	d	116,981
Russia Foreign Bond,
Sr. Unscd. Bonds	5.00	4/29/20	695,000	a,c	727,665
					3,105,519
Health Care--.3%
Community Health Systems,
Gtd. Notes	8.88	7/15/15	205,000		218,325
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	165,000		190,429
					408,754
Lodging & Entertainment--.3%
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	340,000		362,950
Media--3.8%
Comcast,
Gtd. Notes	5.50	3/15/11	485,000		495,488
Comcast,
Gtd. Notes	6.30	11/15/17	425,000		502,197
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	405,000	a	467,651
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	25,000		27,656
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	310,000		350,300
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	165,000		171,008
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	335,000		373,955

Discovery Communications,
Gtd. Notes	5.63	8/15/19	150,000		169,281
Dish DBS,
Gtd. Notes	7.75	5/31/15	505,000		540,981
NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	345,000	a	373,283
News America,
Gtd. Notes	6.15	3/1/37	320,000		345,723
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	670,000		702,533
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	295,000		352,373
Time Warner,
Gtd. Notes	5.88	11/15/16	310,000		361,449
					5,233,878
Mining--.8%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	325,000		363,241
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	21,000		25,543
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	530,000		668,424
					1,057,208
Oil & Gas--1.9%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	530,000		584,863
Continental Resources,
Gtd. Notes	7.13	4/1/21	165,000	a	172,425
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	310,000		379,562
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	59,000		75,672
Petroleos Mexicanos,
Bonds	6.63	6/15/35	315,000	a	345,690
Range Resouces,
Gtd. Notes	8.00	5/15/19	355,000		389,613
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		353,383
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	240,000		262,046

					2,563,254
Paper & Paper Related--.4%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	145,000	a	151,525
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	345,000	a	385,106
					536,631
Pipelines--.9%
El Paso,
Sr. Unscd. Bonds	6.50	9/15/20	190,000	a	193,800
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	40,000		42,675
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	350,000		391,125
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	470,000		561,329
					1,188,929
Property & Casualty Insurance--1.9%
AON,
Sr. Unscd. Notes	3.50	9/30/15	240,000		244,786
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	51,000		50,674
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	224,000		240,836
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	85,000	c	94,755
Lincoln National,
Sr. Unscd. Notes	6.25	2/15/20	85,000		95,262
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	328,000		364,398
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	560,000		738,207
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	330,000		373,123
Willis North America,
Gtd. Notes	6.20	3/28/17	155,000		165,385
Willis North America,
Gtd. Notes	7.00	9/29/19	185,000		203,702
					2,571,128
Real Estate--3.5%

Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	470,000		515,356
CommonWealth REIT,
Sr. Unscd. Notes	0.89	3/16/11	238,000	b	237,540
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	335,000		352,353
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	60,000	c	67,133
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	285,000		338,071
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	135,000		152,232
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	325,000		360,913
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	100,000		107,166
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	330,000		349,615
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	400,000		436,197
Regency Centers,
Gtd. Notes	5.25	8/1/15	66,000		71,151
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000		130,483
Simon Property Group,
Sr. Unscd. Notes	6.13	5/30/18	160,000		185,959
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	520,000		615,335
WEA Finance
Gtd. Notes	7.50	6/2/14	230,000	a	267,921
WEA Finance,
Gtd. Notes	7.13	4/15/18	435,000	a	512,329
					4,699,754
Residential Mortgage Pass-Through Ctfs.--.3%
CS First Boston Mortgage
Securities, Ser. 2005-6,
Cl. 1A2	0.53	7/25/35	245,350	b	232,167
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.61	5/25/36	216,367	b	181,156
					413,323

Retail--1.0%
CVS Pass-Through Trust,
Pass Thru Certificates	6.04	12/10/28	304,115		322,712
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	237,000		253,531
Inergy Finance,
Gtd. Notes	7.00	10/1/18	390,000	a	401,700
Staples,
Gtd. Notes	9.75	1/15/14	280,000		346,960
					1,324,903
Municipal Bonds--2.4%
California,
GO (Build America Bonds)
(Various Purpose)	7.30	10/1/39	340,000		360,213
California,
GO (Build America Bonds)
(Various Purpose)	7.55	4/1/39	355,000		386,421
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds,
Ser. E	6.00	6/1/28	300,000		258,942
Illinois,
GO (Taxable)	4.42	1/1/15	380,000		396,401
Los Angeles Unified School
District, GO (Build America
Bonds)	6.76	7/1/34	280,000		317,834
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds
(Taxable), Ser. A	7.31	6/1/34	425,000		338,474
New York City,
GO (Build America Bonds)	5.99	12/1/36	350,000		370,850
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds (Taxable),
Ser. A	6.50	6/1/23	555,000		514,341
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	425,000		330,119

						3,273,595
Steel	--.3%
	Arcelormittal,
	Sr. Unscd. Notes	5.25	8/5/20	345,000		348,353
	Telecommunications--1.4%
	AT&T,
	Sr. Unscd. Notes	5.60	5/15/18	295,000		345,261
	CC Holdings,
	Sr. Scd. Notes	7.75	5/1/17	625,000	a	693,750
	Cellco Partnership/Verizon
	Wireless Capital, Sr. Unscd.
	Notes	5.55	2/1/14	310,000		350,835
	Verizon Communications,
	Sr. Unscd. Notes	7.35	4/1/39	155,000		199,711
	Wind Acquisition Finance,
	Scd. Notes	11.75	7/15/17	265,000	a	298,291
						1,887,848
	Transportation--.6%
	Canadian National Railway,
	Sr. Unscd. Notes	5.55	3/1/19	700,000		831,042
	U.S. Government Agencies/Mortgage-Backed--31.4%
	Federal Home Loan Mortgage Corp.:
	Multiclass Mortgage
	Participation Ctfs.,
	Ser. 2586, Cl. WE, 4.00%,
	12/15/32			269,162	e	279,770
	5.00%, 7/1/40 - 9/1/40			1,813,862	e	1,917,235
	5.50%, 10/1/39 - 9/1/40			461,519	e	491,581
	Federal National Mortgage Association:
	5.00%			10,350,000	e,f	10,885,292
	5.50%			9,870,000	e,f	10,514,693
	4.50%, 10/1/33			2,725,000	e,f	2,838,256
	5.00%, 11/1/20 - 9/1/40			2,744,871	e	2,922,652
	5.50%, 9/1/34 - 8/1/40			4,343,866	e	4,623,742
	6.00%, 9/1/22 - 5/1/39			5,220,189	e	5,668,018
	7.00%, 6/1/29 - 9/1/29			53,278	e	60,491
	Notes, 5.25%, 9/15/16			470,000	e	557,913
	Government National Mortgage Association I
	5.50%, 4/15/33 - 3/15/34			1,800,056		1,946,866
	Government National Mortgage Association II

	7.00%, 9/20/28 - 7/20/29	11,592		13,164
				42,719,673
	U.S. Government Securities--28.1%
	U.S. Treasury Bonds:
	3.88%, 8/15/40	850,000		878,820
	4.25%, 5/15/39	1,286,000		1,413,997
	4.63%, 2/15/40	1,605,000		1,875,593
	5.25%, 11/15/28	345,000		435,940
	6.13%, 11/15/27	2,120,000		2,927,589
	U.S. Treasury Notes:
	0.63%, 7/31/12	2,520,000		2,530,929
	0.88%, 4/30/11	9,870,000		9,908,947
	1.13%, 6/15/13	3,475,000		3,524,957
	1.38%, 9/15/12	3,245,000		3,305,211
	1.88%, 8/31/17	4,235,000	c	4,232,023
	2.38%, 8/31/14	4,490,000		4,738,005
	2.75%, 5/31/17	2,090,000		2,211,318
	3.38%, 11/15/19	200,000		215,485
				38,198,814
	Total Bonds and Notes
	(cost $146,314,496)			152,897,898
		Face Amount
		Covered by
	Options--.0%	Contracts ($)		Value ($)
	Call Options
	Japanese Yen,
	August 2011 @ 90	136,000,000		22,398
	Japanese Yen,
	August 2011 @ 90	137,000,000		22,590
	Total Options
	(cost $69,309)			44,988
		Principal
Short	-Term Investments--3.7%	Amount ($)		Value ($)
	U.S. Government Agencies--.6%
	Federal Home Loan Bank,
	0.14%, 10/13/10	800,000		799,976
	U.S. Treasury Bills--3.1%
	0.14%, 12/16/10	4,100,000		4,098,963
	0.14%, 10/21/10	100,000	g	99,993
				4,198,956

Total Short-Term Investments
(cost $4,998,738)		4,998,932

Other Investment--1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,319,000)	2,319,000 [h]	2,319,000
Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,149,800)	1,149,800 [h]	1,149,800
Total Investments (cost $154,851,343)	118.8%	161,410,618
Liabilities, Less Cash and Receivables	(18.8%)	(25,587,523)
Net Assets	100.0%	135,823,095

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities had a market value of $13,920,929 or 10.2% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was
$5,339,820 and the market value of the collateral held by the fund was $5,478,670, consisting of cash collateral of
$1,149,800 and U.S. Government and agency securities valued at $4,328,870.
d Principal amount stated in U.S. Dollars unless otherwise noted.
CLP--Chilean Peso
PHP--Philippines Peso
e On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
f Purchased on a forward commitment basis.
g Held by a broker as collateral for open financial futures positions.
h Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $154,851,343. Net unrealized appreciation on investments was $6,625,393 of which $7,306,615 related to appreciated investment securities and $681,222 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	59.5
Corporate Bonds	34.9
Asset/Mortgage-Backed	13.5
Money Market Investments	6.2
Municipal Bonds	2.4
Foreign/Governmental	2.3
Options Purchased	0
118.8

At September 30, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Foreign Forward Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,	710,000	676,381	683,944	7,563
Expiring 10/27/2010
Malaysian Ringgit,	2,100,000	679,392	678,991	(401)
Expiring 10/27/2010
Mexican New Peso,	8,670,000	684,050	686,570	2,520
Expiring 10/27/2010
Norwegian Krone,	4,010,000	679,086	680,839	1,753
Expiring 10/27/2010
South Korean Won,	3,145,560,000	2,717,312	2,755,644	38,332
Expiring 10/27/2010

Sales:		Proceeds ($)
Chilean Peso,	173,790,000	354,927	358,964	(4,037)
Expiring 10/27/2010
Chilean Peso,	49,870,000	101,848	103,006	(1,158)
Expiring 10/27/2010
Chilean Peso,	141,210,000	288,389	291,669	(3,280)
Expiring 10/27/2010
Japanese Yen,	118,230,000	1,403,657	1,416,603	(12,946)
Expiring 10/27/2010

Gross Unrealized Appreciation				50,168
Gross Unrealized Depreciation				(21,822)

STATEMENT OF FINANCIAL FUTURES
Dreyfus Variable-Quality Bond Portfolio
September 30, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2010 ($)
Financial Futures Long
U.S. Treasury 30 Year Bonds	7	936,031	December 2010	(984)
Financial Futures Short
U.S. Treasury 10 year Notes	71	(8,949,328)	December 2010	(144,906)

				(145,890)

STATEMENT OF OPTIONS WRITTEN
September 30, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Put Options
10-Year USD LIBOR-BBA,
February 2011 @ 5.36	4,420,000	a	(182)
(Premiums received $66,300)

a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swap transactions and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.  Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio’s securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the secure-ties are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuers and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)